Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class A
Trading Symbol	SCHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$20	0.40%
[1],[2]
Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 886,522,100
Holdings Count | $ / shares	18	[3]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$886,522,100
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	19%
[3]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class C
Trading Symbol	SCHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$56	1.10%
[5],[6]
Expenses Paid, Amount	$ 56	[5]
Expense Ratio, Percent	1.10%	[5]
Net Assets	$ 886,522,100
Holdings Count | $ / shares	18	[7]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$886,522,100
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	19%
[7]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class R
Trading Symbol	LLLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R1	$35	0.69%
[9],[10]
Expenses Paid, Amount	$ 35	[9]
Expense Ratio, Percent	0.69%	[9]
Net Assets	$ 886,522,100
Holdings Count | $ / shares	18	[11]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$886,522,100
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	19%
[11]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class I
Trading Symbol	LANIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$7	0.14%
[13],[14]
Expenses Paid, Amount	$ 7	[13]
Expense Ratio, Percent	0.14%	[13]
Net Assets	$ 886,522,100
Holdings Count | $ / shares	18	[15]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$886,522,100
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	19%
[15]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[16]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class A
Trading Symbol	SCGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$21	0.42%
[17],[18]
Expenses Paid, Amount	$ 21	[17]
Expense Ratio, Percent	0.42%	[17]
Net Assets	$ 516,038,689
Holdings Count | $ / shares	18	[19]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$516,038,689
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
[19]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[20]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class C
Trading Symbol	SCGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$58	1.15%
[21],[22]
Expenses Paid, Amount	$ 58	[21]
Expense Ratio, Percent	1.15%	[21]
Net Assets	$ 516,038,689
Holdings Count | $ / shares	18	[23]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$516,038,689
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
[23]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[24]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class R
Trading Symbol	LLMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$40	0.80%
[25],[26],[27]
Expenses Paid, Amount	$ 40	[25]
Expense Ratio, Percent	0.80%	[25]
Net Assets	$ 516,038,689
Holdings Count | $ / shares	18	[28]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$516,038,689
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
[28]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[29]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class I
Trading Symbol	LLAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$8	0.15%
[30],[31]
Expenses Paid, Amount	$ 8	[30]
Expense Ratio, Percent	0.15%	[30]
Net Assets	$ 516,038,689
Holdings Count | $ / shares	18	[32]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$516,038,689
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
[32]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[33]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class A
Trading Symbol	SBBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$22	0.44%
[34],[35]
Expenses Paid, Amount	$ 22	[34]
Expense Ratio, Percent	0.44%	[34]
Net Assets	$ 293,886,265
Holdings Count | $ / shares	18	[36]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$293,886,265
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
[36]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[37]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class C
Trading Symbol	SCBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$60	1.18%
[38],[39]
Expenses Paid, Amount	$ 60	[38]
Expense Ratio, Percent	1.18%	[38]
Net Assets	$ 293,886,265
Holdings Count | $ / shares	18	[40]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$293,886,265
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
[40]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[41]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class R
Trading Symbol	LLARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$40	0.80%
[42],[43],[44]
Expenses Paid, Amount	$ 40	[42]
Expense Ratio, Percent	0.80%	[42]
Net Assets	$ 293,886,265
Holdings Count | $ / shares	18	[45]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$293,886,265
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
[45]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[46]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class I
Trading Symbol	LMEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$8	0.15%
[47],[48]
Expenses Paid, Amount	$ 8	[47]
Expense Ratio, Percent	0.15%	[47]
Net Assets	$ 293,886,265
Holdings Count | $ / shares	18	[49]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$293,886,265
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
[49]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[50]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class A
Trading Symbol	SBCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$29	0.57%
[51],[52]
Expenses Paid, Amount	$ 29	[51]
Expense Ratio, Percent	0.57%	[51]
Net Assets	$ 103,269,506
Holdings Count | $ / shares	18	[53]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$103,269,506
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
[53]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[54]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class C
Trading Symbol	LWLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$66	1.32%
[55],[56]
Expenses Paid, Amount	$ 66	[55]
Expense Ratio, Percent	1.32%	[55]
Net Assets	$ 103,269,506
Holdings Count | $ / shares	18	[57]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$103,269,506
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
[57]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[58]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class C1
Trading Symbol	SBCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1[1]	$63	1.25%
[59],[60],[61]
Expenses Paid, Amount	$ 63	[59]
Expense Ratio, Percent	1.25%	[59]
Net Assets	$ 103,269,506
Holdings Count | $ / shares	18	[62]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$103,269,506
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
[62]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[63]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class R
Trading Symbol	LMLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R1	$37	0.73%
[64],[65]
Expenses Paid, Amount	$ 37	[64]
Expense Ratio, Percent	0.73%	[64]
Net Assets	$ 103,269,506
Holdings Count | $ / shares	18	[66]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$103,269,506
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
[66]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[67]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class I
Trading Symbol	LMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$13	0.25%
[68],[69],[70]
Expenses Paid, Amount	$ 13	[68]
Expense Ratio, Percent	0.25%	[68]
Net Assets	$ 103,269,506
Holdings Count | $ / shares	18	[71]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$103,269,506
Total Number of Portfolio Holdings*	18
Portfolio Turnover Rate	17%
[71]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[72]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[6]
†	Annualized.

[7]
*	Does not include derivatives, except purchased options, if any.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[10]
†	Annualized.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[18]
†	Annualized.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[22]
†	Annualized.

[23]
*	Does not include derivatives, except purchased options, if any.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[26]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[27]
†	Annualized.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
*	Does not include derivatives, except purchased options, if any.

[30]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[31]
†	Annualized.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[35]
†	Annualized.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
*	Does not include derivatives, except purchased options, if any.

[38]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[39]
†	Annualized.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
*	Does not include derivatives, except purchased options, if any.

[42]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[43]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[44]
†	Annualized.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
*	Does not include derivatives, except purchased options, if any.

[47]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[48]
†	Annualized.

[49]
*	Does not include derivatives, except purchased options, if any.

[50]
*	Does not include derivatives, except purchased options, if any.

[51]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[52]
†	Annualized.

[53]
*	Does not include derivatives, except purchased options, if any.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[56]
†	Annualized.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
*	Does not include derivatives, except purchased options, if any.

[59]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[60]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[61]
†	Annualized.

[62]
*	Does not include derivatives, except purchased options, if any.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[65]
†	Annualized.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
*	Does not include derivatives, except purchased options, if any.

[68]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[69]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[70]
†	Annualized.

[71]
*	Does not include derivatives, except purchased options, if any.

[72]
*	Does not include derivatives, except purchased options, if any.